Long-term debt - Summary of Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (1,680)		$ (990)
Total long-term debt	$ 27,783		27,048
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	3.82%	3.82%
1976 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	9.38%	9.38%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	4.00%	4.00%
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 4,850		$ 4,100
2016 U.S. trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	3.32%	3.32%
1996 trust indenture (subordinated) | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	8.21%	8.21%
Lease liabilities | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	4.53%	4.53%
Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 29,598		28,160
Trade receivables | 1997 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	16,747		16,750
Trade receivables | 1976 trust indenture
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Total debt	975		975
Trade receivables | 2011 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	225		225
Trade receivables | 2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	6,525		5,188
Notional amount				$ 600
Trade receivables | 1996 trust indenture (subordinated)
Disclosure of detailed information about borrowings [line items]
Total debt	275		275
Trade receivables | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	4,402		4,309
Trade receivables | Other
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Total debt	449		438
Trade receivables | Series M-53 MTN debentures
Disclosure of detailed information about borrowings [line items]
Notional amount	500
Net unamortized discount
Disclosure of detailed information about borrowings [line items]
Total debt	34		26
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	$ 101		$ 96